Average Annual Total Returns - Service Shares - Federated Hermes High Income Bond Fund II	S 1 Year	S 5 Years	S 10 Years	Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index1(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index1(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index1(reflects no deduction for fees, expenses or taxes) 10 Years		Lipper Variable Underlying High Current Yield Funds Average2 1 Year		Lipper Variable Underlying High Current Yield Funds Average2 5 Years		Lipper Variable Underlying High Current Yield Funds Average2 10 Years
Total	5.46%	7.24%	6.11%	7.05%	[1]	8.57%	[1]	6.79%	[1]	4.99%	[2]	6.88%	[2]	5.78%	[2]

[1]	The Bloomberg Barclays U.S. Corporate High-Yield 2% Issuer Capped Index is an issuer-constrained version of the Bloomberg Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. The index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
[2]	Lipper figures represent the average total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges.